Consolidated Statements of Comprehensive Income	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 1,097,353,393	$ 156,919,448	¥ 1,343,440,196	¥ 1,627,257,689
Operating costs and expenses:
Operating costs (including purchases from related parties of RMB1,574,642, RMB1,185,014 and RMB45,531 (USD6,511) for the years ended December 31, 2023, 2024 and 2025, respectively)	(714,394,432)	(102,157,045)	(822,587,314)	(947,438,814)
Selling and marketing expenses (including services from related parties of RMB1,276,474, RMB802,606 and RMB2,778,142 (USD397,269) for the years ended December 31, 2023, 2024 and 2025, respectively)	(54,784,569)	(7,834,089)	(67,585,059)	(71,618,033)
General and administrative expenses	(130,461,846)	(18,655,796)	(182,551,094)	(208,433,678)
Other operating expenses	(51,731,476)	(7,397,503)	(7,090,463)	(11,704,553)
Impairment of goodwill	(66,491,000)	(9,508,087)	(81,008,000)
Impairment of indefinite-lived intangible asset	(17,331,000)	(2,478,300)	(39,072,000)	(16,027,000)
Other general expenses	(82,874,510)	(11,850,897)	(41,769,330)	(63,556,586)
Total operating costs and expenses	(1,118,068,833)	(159,881,717)	(1,241,663,260)	(1,318,778,664)
Other operating income	77,371,724	11,064,009	60,147,558	27,169,901
Income from operations	56,656,284	8,101,740	161,924,494	335,648,926
Interest income (including interest income from related parties of RMB465,500, RMB395,694 and RMB302,195 (USD43,213) for the years ended December 31, 2023, 2024 and 2025, respectively)	37,806,975	5,406,326	40,072,068	41,371,162
Interest expenses	(7,644,628)	(1,093,167)	(6,310,152)	(14,053,841)
(Loss) gains on equity securities held	5,000,000	714,990	(14,953,679)	(5,378,104)
Other income, net	113,255,005	16,195,250	16,474,064	22,783,715
Income before income taxes and share of losses in equity method investments	205,073,636	29,325,139	197,206,795	380,371,858
Income tax expense	(45,880,022)	(6,560,756)	(88,726,969)	(118,452,255)
Income before share of (loss) income in equity method investments	159,193,614	22,764,383	108,479,826	261,919,603
Share of (loss) income in equity method investments, net of tax	4,163,620	595,390	(1,165,474)	(1,392,002)
Net (loss) income	163,357,234	23,359,773	107,314,352	260,527,601
Net loss attributable to noncontrolling interests	3,434,790	491,168	2,687,878	8,788,707
Net income attributable to ordinary shareholders	166,792,024	23,850,941	110,002,230	269,316,308
Other comprehensive income (loss), net of tax
-Foreign currency translation adjustments	5,059,836	723,547	(22,374,019)	672,112
-Unrealized (losses) income on available-for-sale investments | ¥			6,000	(2,934)
Other comprehensive income (loss), net of tax	5,059,836	723,547	(22,368,019)	669,178
Comprehensive income, net of tax	168,417,070	24,083,320	84,946,333	261,196,779
Comprehensive loss attributable to noncontrolling interests	3,434,790	491,168	2,687,878	8,788,707
Comprehensive income attributable to ordinary shareholders	¥ 171,851,860	$ 24,574,488	¥ 87,634,211	¥ 269,985,486
Class A Ordinary Shares
Earnings per share
Ordinary shares-basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 1.65	$ 0.24	¥ 1.08	¥ 2.64
Ordinary shares-diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 1.65	$ 0.24	¥ 1.08	¥ 2.64
Weighted average shares outstanding
Ordinary shares-basic (in Shares)	66,366,641	66,366,641	66,776,243	67,321,003
Ordinary shares-diluted (in Shares)	66,366,641	66,366,641	66,776,243	67,321,003
Class B Ordinary Shares
Earnings per share
Ordinary shares-basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 1.65	$ 0.24	¥ 1.08	¥ 2.64
Ordinary shares-diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 1.65	$ 0.24	¥ 1.08	¥ 2.64
Weighted average shares outstanding
Ordinary shares-basic (in Shares)	34,762,909	34,762,909	34,762,909	34,762,909
Ordinary shares-diluted (in Shares)	34,762,909	34,762,909	34,762,909	34,762,909
Leased-and-operated revenue
Revenues:
Total revenues	¥ 488,174,353	$ 69,808,004	¥ 596,640,639	¥ 787,814,342
Franchised-and-managed revenue
Revenues:
Total revenues	534,451,868	76,425,601	635,360,312	705,244,948
Wholesales and others
Revenues:
Total revenues	¥ 74,727,172	$ 10,685,843	¥ 111,439,245	¥ 134,198,399